Investments - Components of Net Investment Return (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Net interest and dividend income	$ 45.4	$ 51.3
Investment expenses	(1.7)	(1.8)
Net investment income	43.7	49.5
Net realized gains on fixed maturity securities, available-for-sale	0.0	0.8
Net realized gain on derivatives	0.1	0.0
Net realized and unrealized gains on other investments	0.5	1.1
Change in provision for expected credit losses	(2.2)	4.0
Net realized and unrealized investment gains/(losses)	(1.6)	5.9
Total realized and unrealized investments gains/(losses) and net investment income	$ 42.1	$ 55.4